Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Schedule of Borrowings
	As of December 31,
	2024	2023
Short-term bank borrowing	$-	$140,902
Current portion of long-term bank borrowings	44,232	196,339
Long-term bank borrowings	-	44,410
Total borrowings*	$44,232	$381,651
*	Prior to entering into a loan conversion agreement with WK Venture Success Limited on September 28, 2023 to discharge the entire loan amount and accrued unpaid interest, for the year ended December 31, 2024, 2023 and 2022, interest expense recorded for the third-party borrowing was $nil, $230,849 and $616,116 with interest rate at 4%.